Portfolio of investments—May 31, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 3.84%
FHLMC	4.50%	9-1-2026	$226	$226
FHLMC	7.00	6-1-2031	66,311	70,184
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	4.48	5-25-2044	468,152	467,923
FHLMC STRIPS Series 20 Class F±±	5.14	7-1-2029	24	24
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	4.08	6-25-2029	569,293	554,602
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	4.03	12-25-2029	1,265,949	1,233,824
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	4.03	10-25-2030	194,254	194,246
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	3.97	12-25-2030	356,399	356,043
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.01	9-25-2031	331,918	330,728
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	287,643	336,453
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.52	7-25-2033	602,094	575,819
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.23	2-25-2043	320,972	310,201
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	18,372	18,628
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	4.73	5-25-2043	597,871	600,454
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	4.97	10-25-2044	923,887	856,757
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	4.97	2-25-2045	836,933	820,403
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	4.46	1-25-2036	564,728	553,655
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.81	3-25-2036	1,491,859	1,455,653
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	3.82	3-25-2036	1,426,328	1,360,205
FHLMC (1 Year Treasury Constant Maturity+1.94%)±	5.87	5-1-2035	114,050	115,602
FHLMC (1 Year Treasury Constant Maturity+1.96%)±	5.83	8-1-2033	92,715	92,991
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	5.86	11-1-2034	21,861	22,227
FHLMC (1 Year Treasury Constant Maturity+2.03%)±	5.84	12-1-2035	74,001	75,234
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	5.76	10-1-2037	93,366	94,769
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	5.85	6-1-2033	188,766	192,081
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	5.85	6-1-2036	150,743	156,252
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	6.17	5-1-2037	8,009	8,220
FHLMC (1 Year Treasury Constant Maturity+2.19%)±	5.88	1-1-2037	143,188	146,582
FHLMC (1 Year Treasury Constant Maturity+2.20%)±	5.76	5-1-2035	42,961	43,987
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	5.84	12-1-2033	93,638	93,638
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.10	3-1-2035	150,471	155,883
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.73	4-1-2034	5,988	6,100
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.73	4-1-2034	30,654	31,255
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.85	2-1-2034	128,755	131,426
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.23%	11-1-2026	$1,753	$1,746
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.23	6-1-2035	38,833	39,758
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.06	4-1-2036	56,943	58,375
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.75	4-1-2032	18,806	19,097
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.75	4-1-2034	14,595	14,815
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.75	5-1-2034	76,812	78,347
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.84	9-1-2038	286,646	294,677
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.88	4-1-2038	165,660	170,063
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.93	4-1-2038	135,420	138,984
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.99	1-1-2037	16,474	17,188
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.05	6-1-2035	14,507	15,042
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.07	12-1-2034	56,823	58,178
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.10	4-1-2037	530,847	546,375
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.10	5-1-2038	116,181	119,061
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.11	10-1-2038	103,533	105,787
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.20	5-1-2034	18,772	19,252
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.20	11-1-2035	215,452	221,122
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	9-1-2033	29,639	30,391
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.15	11-1-2029	13,241	13,378
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.07	1-1-2035	91,347	93,676
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.04	9-1-2033	100,226	102,344
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.41	11-1-2027	6,857	6,838
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	5.98	7-1-2031	4,477	4,488
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.35	7-1-2038	118,337	122,370
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	5.86	4-1-2038	298,528	308,239
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.07	2-1-2035	73,167	75,058
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.21	4-1-2032	115,537	116,280
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.34	1-1-2028	185	186
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.42	1-1-2028	294	295
FHLMC (1 Year Treasury Constant Maturity+2.39%)±	6.08	2-1-2034	469,920	478,103
FHLMC (1 Year Treasury Constant Maturity+2.39%)±	6.19	10-1-2033	81,494	82,106
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.11	1-1-2037	275,649	284,857
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.24	6-1-2035	64,361	65,351
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.37	7-1-2029	5,634	5,690
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.53	7-1-2031	4,214	4,225
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2031	17,680	17,961
FHLMC (1 Year Treasury Constant Maturity+2.44%)±	6.47	7-1-2027	6,793	6,768
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	6.47	7-1-2034	73,270	75,376
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	5.98	6-1-2030	6,759	6,815
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.10	2-1-2030	11,942	12,097
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.10	6-1-2030	5,177	5,187
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.48	6-1-2030	47,542	47,928
FHLMC (1 Year Treasury Constant Maturity+2.50%)±	6.38	12-1-2032	38,847	39,804
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	6.15	11-1-2029	14,983	14,983
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	6.17	9-1-2029	6,830	6,852
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	6.11	9-1-2030	12,874	12,999
FHLMC (1 Year Treasury Constant Maturity+2.76%)±	6.76	5-1-2028	14,911	14,986
FHLMC (1 Year Treasury Constant Maturity+2.96%)±	6.96	9-1-2030	2,789	2,798
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (11th District COFI+1.25%)±	4.03%	1-1-2030	$999	$982
FHLMC (11th District COFI+1.25%)±	4.03	7-1-2030	24,757	24,296
FHLMC (11th District COFI+1.25%)±	4.73	11-1-2030	2,662	2,618
FHLMC (12 Month Treasury Average+2.46%)±	6.84	10-1-2029	12,042	12,038
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	6.20	5-1-2031	11,451	11,473
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	5.19	5-1-2032	4,992	4,992
FHLMC (3 Year Treasury Constant Maturity+2.91%)±	5.34	6-1-2035	78,287	78,751
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	6.00	8-1-2029	1,791	1,800
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	3,187	3,155
FHLMC (RFUCCT1Y+1.51%)±	6.01	2-1-2037	35,242	35,905
FHLMC (RFUCCT1Y+1.61%)±	6.14	7-1-2044	48,735	50,468
FHLMC (RFUCCT1Y+1.62%)±	3.59	2-1-2050	278,831	285,269
FHLMC (RFUCCT1Y+1.62%)±	6.01	7-1-2045	215,654	222,924
FHLMC (RFUCCT1Y+1.67%)±	5.79	8-1-2035	89,959	92,313
FHLMC (RFUCCT1Y+1.73%)±	5.96	5-1-2037	271,665	280,351
FHLMC (RFUCCT1Y+1.73%)±	6.19	1-1-2035	115,309	117,934
FHLMC (RFUCCT1Y+1.74%)±	6.22	12-1-2036	86,033	89,401
FHLMC (RFUCCT1Y+1.75%)±	5.90	4-1-2035	55,380	56,592
FHLMC (RFUCCT1Y+1.75%)±	6.20	5-1-2033	34,405	35,042
FHLMC (RFUCCT1Y+1.75%)±	6.32	1-1-2040	392,669	407,180
FHLMC (RFUCCT1Y+1.75%)±	6.43	6-1-2033	83,603	85,229
FHLMC (RFUCCT1Y+1.77%)±	6.15	9-1-2037	75,570	78,491
FHLMC (RFUCCT1Y+1.77%)±	6.27	10-1-2036	91,208	94,299
FHLMC (RFUCCT1Y+1.77%)±	6.37	10-1-2035	303,631	311,216
FHLMC (RFUCCT1Y+1.77%)±	6.40	6-1-2035	98,909	100,792
FHLMC (RFUCCT1Y+1.77%)±	6.50	8-1-2042	57,124	59,605
FHLMC (RFUCCT1Y+1.78%)±	6.26	9-1-2039	348,929	359,131
FHLMC (RFUCCT1Y+1.78%)±	6.43	11-1-2035	42,111	43,193
FHLMC (RFUCCT1Y+1.79%)±	6.33	9-1-2036	49,623	50,944
FHLMC (RFUCCT1Y+1.80%)±	6.29	8-1-2037	360,347	371,382
FHLMC (RFUCCT1Y+1.81%)±	6.01	4-1-2035	237,063	242,985
FHLMC (RFUCCT1Y+1.81%)±	6.12	5-1-2039	89,342	91,656
FHLMC (RFUCCT1Y+1.82%)±	6.34	9-1-2037	87,532	90,537
FHLMC (RFUCCT1Y+1.86%)±	6.30	7-1-2038	273,282	282,611
FHLMC (RFUCCT1Y+1.88%)±	6.13	4-1-2037	62,071	63,938
FHLMC (RFUCCT1Y+1.91%)±	6.03	3-1-2032	52,253	53,117
FHLMC (RFUCCT1Y+1.92%)±	6.36	4-1-2035	290,087	297,116
FHLMC (RFUCCT1Y+1.93%)±	6.05	4-1-2037	29,282	30,116
FHLMC (RFUCCT1Y+1.99%)±	6.43	7-1-2036	86,563	88,734
FHLMC (RFUCCT1Y+2.07%)±	6.26	3-1-2038	284,895	296,268
FHLMC (RFUCCT6M+1.42%)±	5.54	2-1-2037	485	492
FHLMC (RFUCCT6M+1.69%)±	5.76	1-1-2037	254,769	262,126
FHLMC (RFUCCT6M+1.83%)±	5.99	6-1-2037	106,961	107,097
FHLMC (RFUCCT6M+2.12%)±	6.15	5-1-2037	15,289	15,276
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	4.31	4-15-2027	239	239
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.26	6-15-2031	10,190	10,185
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	4.24	3-15-2032	23,770	1,985
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	4.26%	4-15-2028	$2,632	$2,632
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	4.76	3-15-2032	15,493	15,637
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	4.31	3-15-2032	30,245	30,253
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	4.36	12-15-2032	74,268	74,348
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.11	9-15-2030	38,404	38,292
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.16	3-15-2037	30,657	30,293
FHLMC Series 3436 Class A±±	6.21	11-15-2036	106,613	108,696
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	4.26	9-15-2041	378,109	374,013
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	4.21	1-15-2041	4,974	4,971
FHLMC Series 4889 Class CD	3.00	4-15-2049	435,969	385,798
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	4.23	12-25-2049	2,279,673	2,236,009
FNMA	2.50	8-1-2031	3,144,443	3,074,655
FNMA	4.50	1-1-2027	358	357
FNMA	6.50	5-1-2031	14,397	14,960
FNMA	6.50	8-1-2031	86,619	90,008
FNMA	7.50	1-1-2031	1,795	1,796
FNMA	7.50	1-1-2033	15,458	15,426
FNMA	7.50	5-1-2033	12,289	12,284
FNMA	7.50	8-1-2033	20,390	20,368
FNMA	8.00	12-1-2026	224	223
FNMA	8.00	5-1-2033	19,119	19,037
FNMA (1 Year Treasury Constant Maturity+1.50%)±	5.36	8-1-2030	51,798	52,087
FNMA (1 Year Treasury Constant Maturity+1.52%)±	5.52	8-1-2033	148,080	149,251
FNMA (1 Year Treasury Constant Maturity+1.58%)±	5.16	3-1-2034	112,685	113,513
FNMA (1 Year Treasury Constant Maturity+1.66%)±	5.66	7-1-2048	275,961	282,368
FNMA (1 Year Treasury Constant Maturity+1.70%)±	5.32	2-1-2033	58,062	58,557
FNMA (1 Year Treasury Constant Maturity+1.85%)±	5.98	7-1-2038	64,072	65,354
FNMA (1 Year Treasury Constant Maturity+1.88%)±	5.88	8-1-2031	15,916	16,090
FNMA (1 Year Treasury Constant Maturity+1.96%)±	5.96	3-1-2032	7,909	7,980
FNMA (1 Year Treasury Constant Maturity+2.02%)±	5.97	12-1-2034	48,317	49,451
FNMA (1 Year Treasury Constant Maturity+2.03%)±	5.67	12-1-2032	93,183	94,468
FNMA (1 Year Treasury Constant Maturity+2.09%)±	5.88	12-1-2033	49,333	49,883
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.60	7-1-2035	28,129	28,708
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.82	9-1-2036	83,782	85,876
FNMA (1 Year Treasury Constant Maturity+2.10%)±	5.91	4-1-2040	24,690	25,233
FNMA (1 Year Treasury Constant Maturity+2.11%)±	5.91	7-1-2035	33,968	34,745
FNMA (1 Year Treasury Constant Maturity+2.12%)±	5.62	3-1-2031	2,491	2,507
FNMA (1 Year Treasury Constant Maturity+2.12%)±	5.89	5-1-2036	230,668	234,716
FNMA (1 Year Treasury Constant Maturity+2.14%)±	5.71	6-1-2027	4,340	4,343
FNMA (1 Year Treasury Constant Maturity+2.17%)±	5.80	4-1-2038	3,509	3,618
FNMA (1 Year Treasury Constant Maturity+2.17%)±	5.90	12-1-2039	41,938	42,400
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.02	9-1-2033	39,361	39,820
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.04	10-1-2036	89,128	92,682
FNMA (1 Year Treasury Constant Maturity+2.18%)±	5.92	1-1-2036	168,148	168,887
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.08	1-1-2036	46,291	47,548
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.18	6-1-2035	19,871	20,380
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.25	9-1-2035	128,474	132,049
FNMA (1 Year Treasury Constant Maturity+2.19%)±	5.81	3-1-2035	73,974	75,752
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.02%	12-1-2040	$1,332,848	$1,380,212
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.19	8-1-2033	108,106	110,601
FNMA (1 Year Treasury Constant Maturity+2.21%)±	5.71	5-1-2037	163,603	168,183
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.02	10-1-2034	328,978	338,548
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.21	8-1-2035	108,165	111,037
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.85	8-1-2031	47,762	48,469
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.02	9-1-2035	441,382	453,548
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.04	12-1-2040	544,513	559,863
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	14,076	14,335
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2032	19,130	19,475
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2034	95,021	97,360
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2035	101,596	104,429
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	7-1-2035	149,550	154,297
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	10-1-2034	70,604	72,544
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.07	7-1-2038	1,269,989	1,320,976
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.13	5-1-2034	51,760	52,591
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.13	7-1-2037	72,599	75,151
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.18	1-1-2037	86,742	88,740
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.98	11-1-2038	941,622	982,304
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.04	4-1-2038	156,404	160,750
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.09	7-1-2028	10	10
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.01	7-1-2029	20,756	20,808
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.13	11-1-2035	30,140	31,045
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.20	1-1-2031	11,197	11,344
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.42	12-1-2030	8,925	9,071
FNMA (1 Year Treasury Constant Maturity+2.30%)±	6.11	8-1-2036	310,939	322,965
FNMA (1 Year Treasury Constant Maturity+2.30%)±	6.17	6-1-2037	411,913	425,704
FNMA (1 Year Treasury Constant Maturity+2.31%)±	5.97	12-1-2030	16,361	16,399
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.22	5-1-2036	97,887	101,046
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.25	12-1-2034	43,142	44,317
FNMA (1 Year Treasury Constant Maturity+2.32%)±	5.95	4-1-2028	8,668	8,715
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.45	7-1-2028	6,433	6,452
FNMA (1 Year Treasury Constant Maturity+2.33%)±	6.05	12-1-2040	24,554	24,947
FNMA (1 Year Treasury Constant Maturity+2.34%)±	5.97	1-1-2033	360	360
FNMA (1 Year Treasury Constant Maturity+2.35%)±	5.85	6-1-2027	3,841	3,848
FNMA (1 Year Treasury Constant Maturity+2.35%)±	6.31	9-1-2037	19,645	20,173
FNMA (1 Year Treasury Constant Maturity+2.35%)±	6.38	7-1-2030	11,535	11,614
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.23	11-1-2034	210,093	219,203
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.48	5-1-2034	37,764	38,836
FNMA (1 Year Treasury Constant Maturity+2.37%)±	6.05	9-1-2030	74,595	75,612
FNMA (1 Year Treasury Constant Maturity+2.38%)±	6.41	7-1-2027	7,067	7,088
FNMA (1 Year Treasury Constant Maturity+2.39%)±	6.11	5-1-2033	10,731	10,886
FNMA (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2033	174,652	179,543
FNMA (1 Year Treasury Constant Maturity+2.41%)±	6.11	5-1-2027	5,230	5,241
FNMA (1 Year Treasury Constant Maturity+2.43%)±	6.19	7-1-2037	490,874	509,596
FNMA (1 Year Treasury Constant Maturity+2.44%)±	6.13	5-1-2035	176,202	182,222
FNMA (1 Year Treasury Constant Maturity+2.47%)±	6.47	9-1-2028	10,444	10,548
FNMA (1 Year Treasury Constant Maturity+2.48%)±	6.10	5-1-2033	10,582	10,739
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.49%	7-1-2037	$62,243	$64,630
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.13	6-1-2032	44,700	45,795
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.21	9-1-2030	49,424	50,210
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.50	10-1-2029	37,399	37,861
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.14	3-1-2030	1,281	1,291
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.37	7-1-2028	9,379	9,444
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.22	5-1-2035	352,201	366,463
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.22	8-1-2035	75,121	78,076
FNMA (1 Year Treasury Constant Maturity+3.03%)±	7.16	1-1-2029	7,187	7,306
FNMA (11th District COFI+1.25%)±	4.10	4-1-2034	39,426	38,666
FNMA (11th District COFI+1.26%)±	3.94	1-1-2035	53,317	52,016
FNMA (11th District COFI+1.28%)±	4.05	3-1-2033	18,523	18,337
FNMA (11th District COFI+1.28%)±	4.08	9-1-2037	378,991	375,063
FNMA (11th District COFI+1.68%)±	4.40	1-1-2036	54,776	53,804
FNMA (11th District COFI+1.70%)±	4.42	4-1-2030	153	152
FNMA (11th District COFI+1.80%)±	4.50	10-1-2027	1,422	1,417
FNMA (11th District COFI+1.80%)±	4.53	6-1-2034	18,377	18,073
FNMA (11th District COFI+1.83%)±	4.79	5-1-2028	2,744	2,729
FNMA (11th District COFI+1.90%)±	6.45	5-1-2034	5,484	5,563
FNMA (11th District COFI+1.92%)±	4.80	9-1-2030	52,806	52,436
FNMA (11th District COFI+1.93%)±	4.66	12-1-2036	4,125	4,176
FNMA (11th District COFI+1.94%)±	4.68	3-1-2033	70,294	69,680
FNMA (12 Month Treasury Average+1.15%)±	4.54	1-1-2038	711	706
FNMA (12 Month Treasury Average+1.24%)±	5.04	4-1-2042	293,835	294,440
FNMA (12 Month Treasury Average+1.74%)±	5.59	7-1-2035	83,462	84,512
FNMA (12 Month Treasury Average+1.76%)±	5.59	10-1-2035	222,507	226,603
FNMA (12 Month Treasury Average+1.77%)±	5.60	6-1-2035	124,845	126,682
FNMA (12 Month Treasury Average+1.79%)±	5.65	11-1-2035	5,918	6,018
FNMA (12 Month Treasury Average+1.84%)±	5.63	11-1-2035	15,919	16,131
FNMA (12 Month Treasury Average+1.84%)±	5.64	11-1-2035	152,067	155,101
FNMA (12 Month Treasury Average+1.92%)±	5.73	11-1-2035	128,257	130,081
FNMA (12 Month Treasury Average+2.04%)±	5.79	8-1-2045	111,315	115,456
FNMA (12 Month Treasury Average+2.09%)±	5.84	1-1-2035	162,749	166,178
FNMA (12 Month Treasury Average+2.11%)±	5.89	10-1-2035	59,892	61,350
FNMA (12 Month Treasury Average+2.11%)±	5.91	8-1-2035	19,605	20,183
FNMA (12 Month Treasury Average+2.15%)±	5.93	7-1-2035	46,051	46,907
FNMA (12 Month Treasury Average+2.35%)±	6.16	8-1-2040	145,861	147,591
FNMA (12 Month Treasury Average+2.48%)±	6.59	6-1-2040	194,584	197,118
FNMA (3 Year Treasury Constant Maturity+2.15%)±	4.90	8-1-2031	12,842	12,843
FNMA (5 Year Treasury Constant Maturity+1.90%)±	5.40	9-1-2031	27,218	26,906
FNMA (5 Year Treasury Constant Maturity+2.50%)±	6.38	6-1-2028	165	166
FNMA (Federal COFI+2.00%)±	5.63	8-1-2029	7,513	7,518
FNMA (Federal COFI+2.60%)±	6.26	2-1-2029	27,869	27,856
FNMA (RFUCCT1M+1.17%)±	4.92	5-1-2029	14,705	14,756
FNMA (RFUCCT1Y+1.49%)±	6.18	9-1-2036	108,074	110,424
FNMA (RFUCCT1Y+1.53%)±	6.28	9-1-2035	135,700	139,848
FNMA (RFUCCT1Y+1.54%)±	5.96	1-1-2040	26,977	27,326
FNMA (RFUCCT1Y+1.57%)±	5.95	11-1-2044	30,409	31,308
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.58%)±	5.77%	2-1-2044	$17,616	$18,240
FNMA (RFUCCT1Y+1.58%)±	6.10	8-1-2045	103,625	107,342
FNMA (RFUCCT1Y+1.58%)±	6.12	9-1-2044	286,397	296,951
FNMA (RFUCCT1Y+1.59%)±	5.88	2-1-2043	114,373	118,746
FNMA (RFUCCT1Y+1.59%)±	6.34	6-1-2044	217,025	224,689
FNMA (RFUCCT1Y+1.60%)±	5.85	3-1-2046	381,604	394,863
FNMA (RFUCCT1Y+1.60%)±	6.35	9-1-2037	290,834	298,657
FNMA (RFUCCT1Y+1.61%)±	5.95	11-1-2038	59,051	60,414
FNMA (RFUCCT1Y+1.61%)±	6.27	6-1-2036	10,354	10,572
FNMA (RFUCCT1Y+1.64%)±	6.39	9-1-2042	61,505	63,765
FNMA (RFUCCT1Y+1.67%)±	6.19	7-1-2035	110,358	112,958
FNMA (RFUCCT1Y+1.69%)±	6.10	6-1-2041	390,068	402,963
FNMA (RFUCCT1Y+1.70%)±	6.06	4-1-2034	101,997	105,184
FNMA (RFUCCT1Y+1.72%)±	6.38	6-1-2035	24,562	25,250
FNMA (RFUCCT1Y+1.73%)±	6.01	2-1-2045	436,865	455,913
FNMA (RFUCCT1Y+1.73%)±	6.29	7-1-2043	400,718	416,687
FNMA (RFUCCT1Y+1.74%)±	5.98	9-1-2042	44,204	45,858
FNMA (RFUCCT1Y+1.75%)±	5.94	5-1-2035	133,566	136,836
FNMA (RFUCCT1Y+1.75%)±	5.97	4-1-2034	55,986	57,079
FNMA (RFUCCT1Y+1.75%)±	6.00	1-1-2035	72,252	74,287
FNMA (RFUCCT1Y+1.75%)±	6.31	7-1-2035	91,693	93,837
FNMA (RFUCCT1Y+1.77%)±	6.02	4-1-2033	137,396	140,108
FNMA (RFUCCT1Y+1.77%)±	6.33	7-1-2044	1,200,989	1,239,646
FNMA (RFUCCT1Y+1.79%)±	6.36	1-1-2042	568,657	587,203
FNMA (RFUCCT1Y+1.83%)±	6.33	1-1-2033	19,435	19,776
FNMA (RFUCCT1Y+1.90%)±	6.65	10-1-2034	174,824	179,645
FNMA (RFUCCT1Y+1.93%)±	6.68	9-1-2035	97,462	100,873
FNMA (RFUCCT1Y+1.94%)±	6.63	5-1-2038	142,437	147,780
FNMA (RFUCCT1Y+1.95%)±	6.70	5-1-2037	83,733	85,863
FNMA (RFUCCT6M+1.16%)±	5.50	8-1-2033	1,954	1,964
FNMA (RFUCCT6M+1.18%)±	5.18	8-1-2033	12,988	12,989
FNMA (RFUCCT6M+1.30%)±	5.41	10-1-2037	196,189	199,488
FNMA (RFUCCT6M+1.38%)±	5.38	8-1-2031	61,023	61,473
FNMA (RFUCCT6M+1.38%)±	5.38	10-1-2031	23,969	24,142
FNMA (RFUCCT6M+1.40%)±	5.52	1-1-2032	11,238	11,254
FNMA (RFUCCT6M+1.42%)±	5.42	12-1-2031	71,084	71,669
FNMA (RFUCCT6M+1.51%)±	5.57	11-1-2034	209,061	212,413
FNMA (RFUCCT6M+1.51%)±	5.60	9-1-2037	117,035	120,859
FNMA (RFUCCT6M+1.55%)±	5.60	3-1-2034	27,397	27,808
FNMA (RFUCCT6M+1.56%)±	5.74	1-1-2035	173,749	180,225
FNMA (RFUCCT6M+1.61%)±	5.80	6-1-2037	172,786	176,451
FNMA (RFUCCT6M+1.93%)±	6.18	6-1-2032	36,302	36,688
FNMA (RFUCCT6M+1.96%)±	6.28	1-1-2033	34,295	34,902
FNMA (RFUCCT6M+1.98%)±	5.98	9-1-2033	31,277	31,867
FNMA (RFUCCT6M+2.25%)±	6.34	3-1-2034	279,873	283,009
FNMA (RFUCCT6M+2.31%)±	6.31	4-1-2033	110,199	112,933
FNMA (RFUCCT6M+2.36%)±	6.51	5-1-2033	317,450	322,719
FNMA (RFUCCT6M+2.48%)±	6.73	7-1-2033	17,820	18,507
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT6M+2.54%)±	6.37%	4-1-2033	$96,508	$97,823
FNMA (RFUCCT6M+3.35%)±	7.36	12-1-2032	58,036	60,185
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	113,610	113,268
FNMA Series 2001-50 Class BA	7.00	10-25-2041	22,341	22,838
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	4.36	12-18-2031	11,753	11,763
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	4.28	1-25-2032	10,150	10,154
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	568,974	575,546
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	156,556	160,798
FNMA Series 2001-T12 Class A4±±	5.40	8-25-2041	965,361	963,042
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	42,339	42,632
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	134,086	137,217
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	34,060	34,853
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.35%)±	3.85	8-25-2031	9,952	9,594
FNMA Series 2001-W3 Class A±±	7.00	9-25-2041	126,978	127,170
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	4.63	2-25-2032	4,508	4,523
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	4.13	9-25-2032	2,701	2,698
FNMA Series 2002-66 Class A3±±	4.62	4-25-2042	2,243,683	2,253,633
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	143,680	156,511
FNMA Series 2002-T12 Class A5±±	5.29	10-25-2041	604,006	614,739
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	550,646	581,934
FNMA Series 2002-T18 Class A5±±	5.14	5-25-2042	1,106,704	1,110,546
FNMA Series 2002-T19 Class A4±±	5.17	3-25-2042	74,052	73,631
FNMA Series 2002-W1 Class 3A±±	3.83	4-25-2042	253,566	251,313
FNMA Series 2002-W4 Class A6±±	5.09	5-25-2042	540,996	538,299
FNMA Series 2003-63 Class A8±±	4.33	1-25-2043	386,422	382,875
FNMA Series 2003-7 Class A2±±	4.63	5-25-2042	223,591	224,061
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.04	3-25-2033	340,633	338,078
FNMA Series 2003-W10 Class 2A±±	3.87	6-25-2043	718,420	705,404
FNMA Series 2003-W11 Class A1±±	6.90	6-25-2033	7,389	7,475
FNMA Series 2003-W18 Class 2A±±	5.18	6-25-2043	700,558	701,834
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	126,769	131,842
FNMA Series 2003-W3 Class 1A4±±	4.93	8-25-2042	11,341	11,019
FNMA Series 2003-W4 Class 5A±±	4.26	10-25-2042	251,281	250,866
FNMA Series 2003-W6 Class 6A±±	4.81	8-25-2042	227,241	228,612
FNMA Series 2003-W8 Class 4A±±	4.91	11-25-2042	343,510	344,876
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	3.85	6-25-2033	556,910	535,179
FNMA Series 2004-T1 Class 2A±±	4.26	8-25-2043	494,761	474,560
FNMA Series 2004-T3 Class 2A±±	5.39	8-25-2043	302,148	303,671
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	172,199	175,863
FNMA Series 2004-W1 Class 3A±±	5.14	1-25-2043	19,662	19,393
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	72,316	75,052
FNMA Series 2004-W12 Class 2A±±	4.97	6-25-2044	822,069	799,390
FNMA Series 2004-W15 Class 3A±±	5.23	6-25-2044	1,423,649	1,436,828
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	13,328	13,704
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2005-W3 Class 3A±±	4.80%	4-25-2045	$279,802	$282,821
FNMA Series 2006-W1 Class 3A±±	5.58	10-25-2045	740,071	763,825
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	5.11	8-27-2036	31,769	32,201
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	4.05	3-25-2037	141,313	139,452
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	5.43	5-25-2027	1,604	1,603
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	4.12	3-25-2043	1,263,698	1,243,234
FNMA Series 2018-47 Class PC	3.50	9-25-2047	72,455	70,886
GNMA	6.50	8-20-2034	87,116	85,524
GNMA	7.00	6-15-2033	108,222	112,647
GNMA (1 Year Treasury Constant Maturity+1.40%)±	4.91	6-20-2058	1,790	1,808
GNMA (1 Year Treasury Constant Maturity+1.50%)±	5.00	1-20-2034	429,561	433,602
GNMA (1 Year Treasury Constant Maturity+2.00%)±	5.50	1-20-2041	10,447	10,663
GNMA (1 Year Treasury Constant Maturity+2.00%)±	6.13	4-20-2041	18,847	19,200
GNMA (RFUCCT1M+0.57%)±	4.35	5-20-2058	5,696	5,705
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	80,990	315
Total agency securities (Cost $67,668,331)				67,720,201
Asset-backed securities: 22.76%
Acacia LLC Series 2025-1 Class A144A	5.24	11-15-2037	2,154,219	2,153,527
ACM Auto Trust Series 2025-3A Class A144A	5.01	1-22-2030	3,455,548	3,452,295
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	7,000,000	7,011,081
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	7,000,000	6,963,272
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14	7-16-2029	2,784,595	2,785,303
Ally Auto Receivables Trust Series 2025-1 Class A3	3.96	3-15-2030	1,910,000	1,905,614
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	1,495,803	1,496,355
AmeriCredit Automobile Receivables Trust Series 2025-1 Class A2A144A	4.22	3-19-2029	3,831,510	3,833,124
Angel Oak Mortgage Trust Series 2025-HB1 Class A1 (30 Day Average U.S. SOFR+1.80%)144A±	5.41	2-25-2055	1,890,433	1,900,991
Angel Oak Mortgage Trust Series 2025-HB2 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.21	12-25-2055	4,666,284	4,684,186
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,906,787	1,741,555
AREIT Trust Series 2025-CRE11 Class A (U.S. SOFR 1 Month+1.55%)144A±	5.18	7-25-2043	4,425,000	4,436,841
ARI Fleet Lease Trust Series 2026-A Class A2144A	3.96	11-15-2034	7,550,000	7,524,587
Avant Loans Funding Trust Series 2026-REV1 Class A144A	4.52	5-15-2036	6,500,000	6,450,726
Avtech Equipment Receivables Funding LLC Series 2026-1A Class A144A	4.55	2-15-2033	5,970,843	5,963,502
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	3,577,555	3,591,688
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	4.89	10-17-2042	6,480,000	6,469,919
BHG Owner Loan Trust Series 2026-1CON Class A144A♦	5.34	7-17-2037	9,000,000	8,998,052
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	106,724	106,432
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05%	3-15-2029	$1,559,111	$1,562,231
Camber Credit Auto Trust Series 2026-1A Class A144A	5.63	12-15-2031	3,670,669	3,653,813
CarMax Auto Owner Trust Series 2023-3 Class A4	5.26	2-15-2029	1,190,000	1,201,438
CarMax Select Receivables Trust Series 2025-B Class A2	4.19	3-15-2029	4,663,567	4,664,542
CarMax Select Receivables Trust Series 2026-A Class A2A	4.03	12-17-2029	10,000,000	9,981,665
Carvana Auto Receivables Trust Series 2026-P1 Class A3	4.26	2-10-2031	10,000,000	9,943,154
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	575,372	573,671
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	1,186,171	1,136,444
Dell Equipment Finance Trust Series 2025-1 Class A2144A	4.68	7-22-2027	1,084,681	1,086,754
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	4.53	9-25-2068	91,922	91,016
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	4.88	11-25-2069	2,997,223	3,024,353
Enterprise Fleet Financing LLC Series 2025-4 Class A2144A	4.05	8-20-2028	4,500,000	4,497,111
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	4.86	9-25-2033	74,458	74,449
FCCU Auto Receivables Trust Series 2026-1A Class A3144A	4.01	4-15-2031	9,750,000	9,635,615
First Investors Auto Owner Trust Series 2023-1A Class A144A	6.44	10-16-2028	132,528	133,062
Flagship Credit Auto Trust Series 2020-3 Class E144A	4.98	12-15-2027	2,143,170	2,143,683
Flagship Credit Auto Trust Series 2024-1 Class A3144A	5.48	10-16-2028	3,920,246	3,925,955
GLS Auto Receivables Issuer Trust Series 2024-2A Class D144A	6.19	2-15-2030	5,000,000	5,098,986
GLS Auto Receivables Issuer Trust Series 2026-1A Class A3144A	3.97	11-15-2029	3,750,000	3,734,395
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.15	8-15-2028	7,000,000	7,005,154
Hyundai Auto Lease Securitization Trust Series 2026-A Class A3144A	3.97	12-15-2028	8,100,000	8,065,078
Hyundai Auto Receivables Trust Series 2026-A Class A3	3.79	2-18-2031	8,465,000	8,374,062
Imprint Payments Credit Card Master Trust Series 2025-A Class A144A	4.84	9-15-2029	6,350,000	6,324,604
John Deere Owner Trust Series 2023-C Class A4	5.39	8-15-2030	2,327,000	2,352,082
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	2,627,281	2,629,840
Lendbuzz Securitization Trust Series 2026-1A Class A2144A	4.68	7-15-2030	9,093,961	9,087,286
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	4,620,000	4,597,017
M&T Bank Auto Receivables Trust Series 2024-1A Class A3144A	5.22	2-17-2032	2,760,208	2,781,517
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3	3.93	1-15-2030	6,750,000	6,711,802
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	4.82	10-16-2036	2,904,862	2,905,129
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	4.96	2-19-2037	4,318,066	4,320,390
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	6,280,000	6,299,204
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	658,220	590,769
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	4.78	7-26-2066	3,588,080	3,598,416
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	6,772,500	6,792,104
NextGear Floorplan Master Owner Trust Series 2024-1A Class A2144A	5.12	3-15-2029	8,960,000	9,022,430
Nissan Auto Receivables Owner Trust Series 2025-B Class A2A	4.00	7-17-2028	9,725,000	9,720,234
NMEF Funding LLC Series 2024-A Class A2144A	5.15	12-15-2031	5,307,551	5,331,876
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
NMEF Funding LLC Series 2026-A Class A3144A	4.20%	2-15-2034	$6,170,000	$6,120,310
Octane Receivables Trust Series 2025-RVM1 Class A144A	4.48	12-20-2046	6,698,632	6,668,377
OneMain Financial Issuance Trust Series 2021-1A Class A1144A	1.55	6-16-2036	13,300,000	13,051,646
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.14	9-15-2036	5,120,000	5,154,237
Oportun Issuance Trust Series 2025-C Class B144A	4.93	7-8-2033	4,364,000	4,348,379
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	3,437,916	3,431,005
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	2,944,729	2,932,973
Pagaya AI Debt Grantor Trust Series 2025-7 Class A2144A	4.53	5-15-2033	12,145,834	12,102,470
Pagaya AI Debt Grantor Trust Series 2026-1 Class A2144A	4.74	9-15-2033	3,975,000	3,970,350
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	3,606,797	3,625,053
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	6,031,000	6,062,120
PFS Financing Corp. Series 2025-D Class A144A	4.47	5-15-2030	7,000,000	7,004,537
PFS Financing Corp. Series 2025-E Class A (30 Day Average U.S. SOFR+0.70%)144A±	4.34	7-15-2029	575,000	575,578
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	3,060,020	3,059,301
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	1,426,874	1,436,206
RFS Asset Securitization II LLC Series 2024-1 Class A144A	6.55	7-15-2031	4,190,000	4,235,555
Santander Drive Auto Receivables Trust Series 2026-1 Class B	4.07	4-15-2032	16,000,000	15,839,338
SBNA Auto Lease Trust Series 2025-A Class A3144A	4.83	4-20-2028	1,281,005	1,284,681
SLM Private Education Loan Trust Series 2010-C Class A5 (U.S. SOFR 1 Month+4.86%)144A±	8.49	10-15-2041	2,006,231	2,097,100
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	4.62	12-17-2068	8,529,701	8,439,600
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	4.28	5-26-2055	2,125,708	2,100,297
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	977,094	920,179
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2144A	4.06	6-20-2028	3,500,000	3,497,947
Synchrony Card Funding LLC Series 2025-A2 Class A	4.49	5-15-2031	3,625,000	3,632,600
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (U.S. SOFR 3 Month+1.28%)144A±	4.95	10-13-2032	411,099	411,091
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A3144A	4.27	11-20-2028	7,130,000	7,119,524
Towd Point Mortgage Trust Series 2025-FIX1 Class A1144A±±	4.97	9-25-2065	5,141,205	5,111,773
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.16	9-18-2042	5,100,000	5,107,943
Truist Bank Auto Credit-Linked Notes Series 2025-1 Class B144A	4.73	9-26-2033	3,702,259	3,697,275
U.S. Bank NA Series 2023-1 Class B144A	6.79	8-25-2032	313,056	315,197
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1144A	4.87	6-21-2039	1,211,250	1,218,615
World Omni Auto Receivables Trust Series 2025-D Class A3	3.95	3-17-2031	3,300,000	3,278,238
Total asset-backed securities (Cost $403,268,612)				401,989,876
Corporate bonds and notes: 32.53%
Basic materials: 0.38%
Chemicals: 0.38%
Syensqo Finance America LLC144A	5.65	6-4-2029	6,500,000	6,647,104
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 11

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 0.58%
Media: 0.20%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00%	2-1-2028	$3,500,000	$3,465,473
Telecommunications: 0.38%
Frontier California, Inc. Series F	6.75	5-15-2027	3,405,000	3,485,869
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	3,212,000	3,225,115
				6,710,984
Consumer, cyclical: 4.11%
Airlines: 0.60%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	3,204,414	3,210,774
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	4,487,783	4,425,079
Delta Air Lines, Inc.	4.95	7-10-2028	2,925,000	2,939,449
				10,575,302
Auto manufacturers: 3.11%
American Honda Finance Corp. Series A	4.55	4-10-2028	4,830,000	4,829,134
BMW U.S. Capital LLC144A	4.15	8-11-2027	5,000,000	4,993,074
BMW U.S. Capital LLC144A	4.65	8-13-2026	6,505,000	6,513,551
Daimler Truck Finance North America LLC144A	4.30	8-12-2027	3,075,000	3,070,595
Daimler Truck Finance North America LLC144A	4.95	1-13-2028	6,305,000	6,352,962
Ford Motor Credit Co. LLC	4.97	4-6-2029	3,000,000	2,980,841
Ford Motor Credit Co. LLC	5.13	11-5-2026	6,000,000	6,015,449
General Motors Financial Co., Inc.	5.35	7-15-2027	2,185,000	2,207,237
Hyundai Capital America144A	5.25	1-8-2027	7,000,000	7,037,938
Mercedes-Benz Finance North America LLC144A	4.13	3-10-2028	4,500,000	4,474,114
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	6,505,000	6,510,045
				54,984,940
Entertainment: 0.11%
Discovery Global Holdings, Inc.	3.76	3-15-2027	1,896,000	1,882,576
Lodging: 0.29%
Las Vegas Sands Corp.	5.90	6-1-2027	5,000,000	5,060,624
Consumer, non-cyclical: 4.20%
Agriculture: 0.40%
Philip Morris International, Inc.	4.75	2-12-2027	7,000,000	7,034,385
Beverages: 0.27%
Maple Parent Holdings Corp.144A	4.75	3-26-2029	4,820,000	4,819,008
Commercial services: 1.55%
Ashtead Capital, Inc.144A	1.50	8-12-2026	2,628,000	2,611,508
Ashtead Capital, Inc.144A	4.38	8-15-2027	2,850,000	2,839,587
Global Payments, Inc.	4.50	11-15-2028	6,600,000	6,546,256
Global Payments, Inc.	4.55	3-15-2028	5,000,000	4,986,353
See accompanying notes to portfolio of investments
12 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Mobility Global, Inc.144A	5.05%	6-15-2029	$3,905,000	$3,923,547
Quanta Services, Inc.	4.75	8-9-2027	6,505,000	6,529,900
				27,437,151
Food: 0.28%
Mars, Inc.144A	4.45	3-1-2027	5,000,000	5,014,129
Healthcare-products: 0.56%
Abbott Laboratories	3.70	3-9-2029	5,000,000	4,916,515
Medline Borrower LP144A	3.88	4-1-2029	5,000,000	4,866,010
				9,782,525
Healthcare-services: 0.28%
Molina Healthcare, Inc.144A	4.38	6-15-2028	5,000,000	4,927,073
Pharmaceuticals: 0.86%
Bayer U.S. Finance LLC144A	6.13	11-21-2026	2,500,000	2,516,179
Cencora, Inc.	3.95	2-13-2029	6,500,000	6,405,100
Cencora, Inc.	4.63	12-15-2027	3,140,000	3,154,189
EMD Finance LLC144A	4.13	8-15-2028	3,180,000	3,155,079
				15,230,547
Energy: 0.74%
Oil & gas: 0.38%
ConocoPhillips Co.	4.40	7-15-2027	6,805,000	6,806,414
Oil & gas services: 0.36%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.	4.05	3-11-2029	5,750,000	5,697,353
Cal Dive I-Title XI, Inc.	4.93	2-1-2027	622,529	621,892
				6,319,245
Financial: 13.84%
Banks: 6.19%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	5,000,000	5,039,333
Bank of America Corp. (U.S. SOFR+1.11%)±	4.62	5-9-2029	7,000,000	7,016,591
Citibank NA	4.58	5-29-2027	5,000,000	5,024,635
Depository Trust Co.144A	4.30	3-27-2029	5,835,000	5,818,117
Fifth Third Bank NA (U.S. SOFR+0.81%)±	4.97	1-28-2028	3,000,000	3,008,808
Goldman Sachs Bank USA (U.S. SOFR+0.72%)±%%	4.66	6-3-2029	3,600,000	3,604,583
Goldman Sachs Group, Inc. (U.S. SOFR+0.90%)±	4.15	10-21-2029	7,000,000	6,915,984
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.56%)±	4.22	5-1-2029	8,160,000	8,100,842
JPMorgan Chase & Co. (U.S. SOFR+0.86%)±	4.51	10-22-2028	2,000,000	2,003,125
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.38%)±	4.01	4-23-2029	7,650,000	7,581,757
Morgan Stanley Bank NA (U.S. SOFR+0.87%)±	5.50	5-26-2028	3,600,000	3,639,307
Morgan Stanley Bank NA (U.S. SOFR+0.91%)±	5.02	1-12-2029	5,000,000	5,039,666
Morgan Stanley Bank NA (U.S. SOFR+0.97%)±	4.79	5-10-2030	2,500,000	2,507,087
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	7,735,000	7,793,300
National Securities Clearing Corp.144A	4.35	5-20-2027	5,000,000	5,016,517
Regions Bank (U.S. SOFR+0.81%)±	4.76	7-27-2029	5,000,000	5,015,144
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 13

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79%	10-26-2027	$7,000,000	$7,066,668
U.S. Bank NA (U.S. SOFR+0.67%)±	4.54	5-20-2029	4,445,000	4,446,514
Wells Fargo & Co. (U.S. SOFR+0.72%)±	4.58	5-20-2029	5,370,000	5,367,513
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	6,180,000	6,226,689
Wells Fargo & Co. Series W (U.S. SOFR+0.78%)±	4.90	1-24-2028	3,000,000	3,010,223
				109,242,403
Diversified financial services: 2.53%
Atlas Warehouse Lending Co. LP144A	4.63	11-15-2028	5,000,000	4,938,210
Charles Schwab Corp. (U.S. SOFR+0.78%)±	4.74	5-21-2030	5,000,000	5,026,312
Citadel Finance LLC144A	4.75	2-14-2029	7,000,000	6,882,083
Equitable America Global Funding144A	4.30	12-15-2028	5,200,000	5,157,017
LSEG U.S. Fin Corp.144A	4.25	3-23-2029	9,000,000	8,925,425
OneMain Finance Corp.	3.88	9-15-2028	5,000,000	4,837,426
Sumisho Air Lease Corp.144A	4.40	3-24-2028	4,895,000	4,870,496
Western Union Co.	4.75	6-15-2029	4,170,000	4,140,753
				44,777,722
Insurance: 2.57%
Corebridge Global Funding144A	4.25	8-21-2028	3,210,000	3,186,513
Corebridge Global Funding144A	4.80	5-29-2029	2,715,000	2,717,835
Jackson National Life Global Funding144A	5.55	7-2-2027	4,644,000	4,693,876
Lincoln Financial Global Funding144A	4.20	1-12-2029	5,500,000	5,428,603
Metropolitan Life Global Funding I144A	5.05	6-11-2027	5,000,000	5,049,313
New York Life Global Funding144A	4.20	4-20-2029	5,550,000	5,512,916
Northwestern Mutual Global Funding144A	4.13	8-25-2028	5,000,000	4,974,956
RGA Global Funding144A	4.35	8-25-2028	7,000,000	6,951,580
SiriusPoint Ltd.	7.00	4-5-2029	6,500,000	6,818,454
				45,334,046
Investment Companies: 1.16%
Ares Capital Corp. BDC	2.15	7-15-2026	5,000,000	4,984,982
Ares Strategic Income Fund BDC144A	4.85	1-15-2029	3,800,000	3,700,340
Blackstone Secured Lending Fund BDC	2.13	2-15-2027	790,000	774,267
Blackstone Secured Lending Fund BDC	2.75	9-16-2026	2,891,000	2,872,356
Blue Owl Capital Corp. BDC	2.63	1-15-2027	5,270,000	5,182,733
HPS Corporate Lending Fund BDC	4.90	9-11-2028	3,000,000	2,947,593
				20,462,271
REITs: 1.39%
American Tower Trust #1144A	5.49	3-15-2028	1,670,000	1,684,696
EPR Properties	4.75	12-15-2026	3,000,000	2,999,930
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	3,675,000	3,644,132
SBA Tower Trust144A	6.60	1-15-2028	5,099,000	5,161,403
Tanger Properties LP	3.13	9-1-2026	6,975,000	6,955,778
WEA Finance LLC144A	4.13	9-20-2028	4,185,000	4,134,936
				24,580,875
See accompanying notes to portfolio of investments
14 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 2.12%
Aerospace/defense: 0.57%
Boeing Co.	6.26%	5-1-2027	$5,000,000	$5,079,936
Honeywell Aerospace, Inc.144A	3.90	3-16-2028	5,000,000	4,958,958
				10,038,894
Electrical components & equipment: 0.28%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	5,000,000	5,017,012
Electronics: 0.25%
Jabil, Inc.	4.20	2-1-2029	4,500,000	4,443,760
Miscellaneous manufacturing: 0.34%
Eaton Corp.	3.85	3-6-2028	6,000,000	5,954,233
Packaging & containers: 0.40%
Amcor Flexibles North America, Inc.	4.80	3-17-2028	7,000,000	7,036,654
Trucking & leasing: 0.28%
GATX Corp.	5.40	3-15-2027	5,000,000	5,035,282
Technology: 2.47%
Computers: 0.89%
Hewlett Packard Enterprise Co.	4.45	9-25-2026	7,000,000	7,006,985
Hewlett Packard Enterprise Co.	4.50	3-23-2028	2,770,000	2,769,521
Kyndryl Holdings, Inc.	2.05	10-15-2026	5,919,000	5,864,483
				15,640,989
Semiconductors: 0.58%
Entegris, Inc.144A	4.75	4-15-2029	5,000,000	4,967,150
Intel Corp.	3.75	8-5-2027	5,407,000	5,373,856
				10,341,006
Software: 1.00%
Fidelity National Information Services, Inc.	4.45	3-10-2028	6,000,000	5,985,011
Oracle Corp.	2.80	4-1-2027	5,000,000	4,932,762
Oracle Corp.	4.55	2-4-2029	6,750,000	6,682,565
				17,600,338
Utilities: 4.09%
Electric: 3.80%
Alliant Energy Finance LLC144A	5.40	6-6-2027	5,610,000	5,660,673
Centerpoint Energy Restoration Bond Co. III LLC Series A-1	3.90	12-15-2030	20,000,000	19,770,080
Emera U.S. Finance LP	3.55	6-15-2026	4,695,000	4,693,602
Evergy Missouri West, Inc.144A	4.70	5-21-2029	3,180,000	3,187,575
Jersey Central Power & Light Co.144A	4.60	1-15-2030	3,440,000	3,432,841
Monongahela Power Co.144A	4.45	8-15-2029	1,800,000	1,796,372
NextEra Energy Capital Holdings, Inc.	4.69	9-1-2027	7,000,000	7,030,385
PacifiCorp	4.25	3-15-2029	3,500,000	3,464,949
PacifiCorp	4.65	4-15-2029	4,670,000	4,667,432
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 15

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Public Service Co. of Colorado	4.15%	3-13-2029	$1,475,000	$1,464,330
Southern California Edison Co.	5.15	6-1-2029	4,805,000	4,854,034
Vistra Operations Co. LLC144A	4.30	10-15-2028	2,175,000	2,147,726
Vistra Operations Co. LLC144A	4.55	10-30-2028	5,000,000	4,979,238
				67,149,237
Water: 0.29%
American Water Capital Corp.	4.63	6-1-2029	5,000,000	5,021,457
Total corporate bonds and notes (Cost $575,062,456)				574,373,659

	Shares
Investment companies: 2.48%
Exchange-traded funds: 2.48%
iShares 0-5 Year High Yield Corporate Bond ETF	328,545	13,992,732
State Street SPDR Portfolio Short Term Corporate Bond ETF	991,735	29,821,471
Total investment companies (Cost $44,925,688)		43,814,203

			Principal
Municipal obligations: 0.05%
Indiana: 0.05%
Education revenue: 0.05%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	4.59	2-25-2044	$840,649	837,767
Total municipal obligations (Cost $833,987)				837,767
Non-agency mortgage-backed securities: 8.08%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.23	6-15-2042	3,000,000	2,999,985
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	3,267,748	3,280,507
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	2,229,362	2,207,850
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	218,340	213,231
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	198,340	192,576
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	964,187	932,480
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	603,044	603,578
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	164,497	162,931
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063	637,087	634,790
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	279,593	275,061
BX Commercial Mortgage Trust Series 2026-CSMO Class A (U.S. SOFR 1 Month+1.40%)144A±	5.03	2-15-2043	4,000,000	4,010,000
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.83	12-15-2042	4,040,000	4,055,139
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	5.52	3-15-2042	5,005,000	4,979,975
See accompanying notes to portfolio of investments
16 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.73%	12-15-2044	$4,950,000	$4,953,094
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	5.68	6-19-2031	26,164	25,953
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	5.75	6-19-2031	43,437	43,196
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	4.76	3-25-2067	8,700,195	8,505,538
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	8,107,855	7,105,965
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	1,431,522	1,303,602
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	527,030	525,884
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	815,204	779,217
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	2,736,729	2,449,663
CSMC Trust Series 2022-NQM1 Class A1144A±±	3.27	11-25-2066	4,851,306	4,407,598
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	448,885	387,147
Finance of America Structured Securities Trust Series 2022-S6 Class A1144A	3.00	7-25-2061	3,596,546	3,678,397
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	3,811,136	3,708,499
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.18	2-15-2041	1,521,000	1,521,951
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	9,464,011	8,714,199
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	4.92	11-15-2032	2,660,721	2,637,440
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38	9-27-2060	493,086	471,274
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.21	8-25-2054	3,720,533	3,731,038
GSJP Trust Series 2025-BEDS Class A (U.S. SOFR 1 Month+1.50%)144A±	5.13	12-15-2042	1,120,000	1,114,609
GSJP Trust Series 2025-BEDS Class B (U.S. SOFR 1 Month+1.75%)144A±	5.38	12-15-2042	2,165,000	2,152,453
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	18,201	17,936
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.33	10-15-2035	1,775,000	1,769,453
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	1,018,766	973,040
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,269,476	1,092,689
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,798,562	2,402,619
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A±±	5.38	5-25-2067	9,104,128	9,072,075
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	3,916,700	3,906,943
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,395,737	1,392,703
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	4,551,399	4,352,925
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	5.88	10-25-2032	1,224	1,219
MFA Trust Series 2020-NQM1 Class A1144A±±	2.48	3-25-2065	346,054	338,160
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	486,617	467,986
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	1,650,475	1,555,341
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	4,081,319	3,672,994
NYMT Loan Trust Series 2025-INV2 Class A1144A±±	5.00	10-25-2060	4,881,331	4,855,468
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	477,989	426,635
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	2,937,881	2,455,512
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 17

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86%	1-25-2065	$719,331	$700,522
SPGN Trust Series 2026-TFLM Class A (U.S. SOFR 1 Month+1.30%)144A±	4.93	2-15-2041	2,000,000	1,993,125
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	1,770,336	1,704,807
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	1,016,850	973,069
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	278,820	274,481
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	225,491	223,146
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	251,480	249,854
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	1,565,097	1,538,308
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	7,531,897	6,726,995
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	1,822,229	1,663,617
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,034,414	934,790
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,216,468	1,173,300
Wells Fargo Commercial Mortgage Trust Series 2025-NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.37	6-15-2042	3,000,000	2,988,169
Wilshire Funding Corp. Series 1996-3 Class M2±±	8.55	8-25-2032	2,920	2,940
Wilshire Funding Corp. Series 1996-3 Class M3±±	8.55	8-25-2032	71,450	68,059
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	5.86	12-28-2037	22,456	22,354
Total non-agency mortgage-backed securities (Cost $149,116,929)				142,756,054
U.S. Treasury securities: 11.40%
U.S. Treasury Notes	3.75	8-31-2026	95,925,000	95,924,063
U.S. Treasury Notes	3.75	4-30-2027	37,000,000	36,960,109
U.S. Treasury Notes	4.00	5-31-2028	33,455,000	33,456,307
U.S. Treasury Notes	4.50	7-15-2026	35,000,000	35,032,129
Total U.S. Treasury securities (Cost $201,421,124)				201,372,608
Yankee corporate bonds and notes: 8.14%
Consumer, cyclical: 0.83%
Auto manufacturers: 0.28%
Nissan Motor Co. Ltd.144A	4.35	9-17-2027	5,000,000	4,931,047
Leisure time: 0.55%
Carnival Corp. Ltd.144A	7.00	8-15-2029	6,070,000	6,299,234
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	3,400,000	3,412,221
				9,711,455
Consumer, non-cyclical: 0.73%
Beverages: 0.19%
Coca-Cola Icecek AS144A	4.50	1-20-2029	3,500,000	3,395,219
Household products/wares: 0.37%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	6,570,000	6,484,283
Pharmaceuticals: 0.17%
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	3,000,000	3,084,069
See accompanying notes to portfolio of investments
18 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 6.04%
Banks: 5.07%
Banco Santander SA	4.60%	4-15-2029	$5,000,000	$4,982,820
Bank of Montreal Series J (U.S. SOFR+0.63%)±%%	4.55	6-2-2029	4,000,000	4,002,310
Barclays PLC (U.S. SOFR+0.93%)±	4.22	5-24-2030	6,150,000	6,053,649
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	6,255,000	6,303,751
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	4,750,000	4,707,142
Danske Bank AS (1 Year Treasury Constant Maturity+0.75%)144A±	4.66	3-27-2029	5,800,000	5,801,124
HSBC Holdings PLC (U.S. SOFR+0.94%)±	4.71	5-12-2030	7,155,000	7,140,117
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.60%)±	4.24	2-10-2030	3,400,000	3,362,593
Macquarie Bank Ltd.144A	5.27	7-2-2027	5,000,000	5,052,200
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.78%)±	4.59	4-18-2030	5,000,000	4,990,977
National Bank of Canada (U.S. SOFR+0.76%)±	4.17	1-20-2029	3,000,000	2,986,862
National Bank of Canada (U.S. SOFR+0.80%)±	4.95	2-1-2028	4,000,000	4,015,014
NatWest Markets PLC144A	4.65	3-27-2029	4,000,000	4,007,734
NatWest Markets PLC144A	5.42	5-17-2027	5,000,000	5,062,378
Royal Bank of Canada (U.S. SOFR+0.84%)±	4.40	4-17-2030	2,065,000	2,053,539
Skandinaviska Enskilda Banken AB144A	4.38	6-2-2028	7,000,000	7,008,394
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,072,169
UBS Group AG (U.S. SOFR+0.84%)144A±	4.21	4-10-2030	5,000,000	4,926,501
				89,529,274
Diversified financial services: 0.64%
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,100,000	6,124,301
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	5,000,000	5,110,330
				11,234,631
Real estate: 0.33%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	5,875,000	5,852,890
Government securities: 0.34%
Multi-national: 0.34%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	6,000,000	5,966,449
Industrial: 0.12%
Electronics: 0.12%
Flex Ltd.	6.00	1-15-2028	2,085,000	2,127,826
Utilities: 0.08%
Electric: 0.08%
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	1,500,000	1,500,341
Total yankee corporate bonds and notes (Cost $143,828,957)				143,817,484
Yankee government bonds: 0.56%
Panama: 0.28%
Panama	3.88	3-17-2028	5,000,000	4,925,000
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 19

Portfolio of investments—May 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Saudi Arabia: 0.28%
Saudi Arabia144A	4.13%	1-12-2029	$5,000,000	$4,941,400
Total yankee government bonds (Cost $9,830,681)				9,866,400

	Yield	Shares
Short-term investments: 10.17%
Investment companies: 5.64%
Allspring Government Money Market Fund Select Class♠∞##	3.56	99,622,996	99,622,996

				Principal
U.S. Treasury securities: 4.53%
U.S. Treasury Bills☼		1.80	6-2-2026	$40,000,000	39,996,038
U.S. Treasury Bills☼		3.33	6-16-2026	40,000,000	39,939,404
					79,935,442
Total short-term investments (Cost $179,559,830)					179,558,438
Total investments in securities (Cost $1,775,516,595)	100.01%				1,766,106,690
Other assets and liabilities, net	(0.01)				(196,203)
Total net assets	100.00%				$1,765,910,487

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BDC	Business Development Company
CLO	Collateralized loan obligation
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
See accompanying notes to portfolio of investments
20 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$59,651,786	$1,533,823,875	$(1,493,852,665)	$0	$0	$99,622,996	99,622,996	$2,095,506
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(338)	9-21-2026	$(37,031,580)	$(37,121,906)	$0	$(90,326)
2-Year U.S. Treasury Notes	(1,174)	9-30-2026	(242,245,684)	(242,504,375)	0	(258,691)
5-Year U.S. Treasury Notes	(384)	9-30-2026	(41,096,385)	(41,169,000)	0	(72,615)
					$0	$(421,632)
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 21

Notes to portfolio of investments—May 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
22 | Allspring Ultra Short-Term Income Fund

Notes to portfolio of investments—May 31, 2026 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$67,720,201	$0	$67,720,201
Asset-backed securities	0	401,989,876	0	401,989,876
Corporate bonds and notes	0	574,373,659	0	574,373,659
Investment companies	43,814,203	0	0	43,814,203
Municipal obligations	0	837,767	0	837,767
Non-agency mortgage-backed securities	0	142,756,054	0	142,756,054
U.S. Treasury securities	201,372,608	0	0	201,372,608
Yankee corporate bonds and notes	0	143,817,484	0	143,817,484
Yankee government bonds	0	9,866,400	0	9,866,400
Short-term investments
Investment companies	99,622,996	0	0	99,622,996
U.S. Treasury securities	79,935,442	0	0	79,935,442
Total assets	$424,745,249	$1,341,361,441	$0	$1,766,106,690
Liabilities
Futures contracts	$421,632	$0	$0	$421,632
Total liabilities	$421,632	$0	$0	$421,632
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2026, $2,979,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Ultra Short-Term Income Fund | 23